STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Series Twenty [Member] Limited Partner [Member]	Series Twenty [Member] General Partner [Member]	Series Twenty [Member]	Series Twenty One [Member] Limited Partner [Member]	Series Twenty One [Member] General Partner [Member]	Series Twenty One [Member]	Series Twenty Two [Member] Limited Partner [Member]	Series Twenty Two [Member] General Partner [Member]	Series Twenty Two [Member]	Series Twenty Three [Member] Limited Partner [Member]	Series Twenty Three [Member] General Partner [Member]	Series Twenty Three [Member]	Series Twenty Four [Member] Limited Partner [Member]	Series Twenty Four [Member] General Partner [Member]	Series Twenty Four [Member]	Series Twenty Five [Member] Limited Partner [Member]	Series Twenty Five [Member] General Partner [Member]	Series Twenty Five [Member]	Series Twenty Six [Member] Limited Partner [Member]	Series Twenty Six [Member] General Partner [Member]	Series Twenty Six [Member]	Series Twenty Seven [Member] Limited Partner [Member]	Series Twenty Seven [Member] General Partner [Member]	Series Twenty Seven [Member]	Series Twenty Eight [Member] Limited Partner [Member]	Series Twenty Eight [Member] General Partner [Member]	Series Twenty Eight [Member]	Series Twenty Nine [Member] Limited Partner [Member]	Series Twenty Nine [Member] General Partner [Member]	Series Twenty Nine [Member]	Series Thirty [Member] Limited Partner [Member]	Series Thirty [Member] General Partner [Member]	Series Thirty [Member]	Series Thirty One [Member] Limited Partner [Member]	Series Thirty One [Member] General Partner [Member]	Series Thirty One [Member]	Series Thirty Two [Member] Limited Partner [Member]	Series Thirty Two [Member] General Partner [Member]	Series Thirty Two [Member]	Series Thirty Three [Member] Limited Partner [Member]	Series Thirty Three [Member] General Partner [Member]	Series Thirty Three [Member]	Series Thirty Four [Member] Limited Partner [Member]	Series Thirty Four [Member] General Partner [Member]	Series Thirty Four [Member]	Series Thirty Five [Member] Limited Partner [Member]	Series Thirty Five [Member] General Partner [Member]	Series Thirty Five [Member]	Series Thirty Six [Member] Limited Partner [Member]	Series Thirty Six [Member] General Partner [Member]	Series Thirty Six [Member]	Series Thirty Seven [Member] Limited Partner [Member]	Series Thirty Seven [Member] General Partner [Member]	Series Thirty Seven [Member]	Series Thirty Eight [Member] Limited Partner [Member]	Series Thirty Eight [Member] General Partner [Member]	Series Thirty Eight [Member]	Series Thirty Nine [Member] Limited Partner [Member]	Series Thirty Nine [Member] General Partner [Member]	Series Thirty Nine [Member]	Series Forty [Member] Limited Partner [Member]	Series Forty [Member] General Partner [Member]	Series Forty [Member]	Series Forty One [Member] Limited Partner [Member]	Series Forty One [Member] General Partner [Member]	Series Forty One [Member]	Series Forty Two [Member] Limited Partner [Member]	Series Forty Two [Member] General Partner [Member]	Series Forty Two [Member]	Series Forty Three [Member] Limited Partner [Member]	Series Forty Three [Member] General Partner [Member]	Series Forty Three [Member]	Series Forty Four [Member] Limited Partner [Member]	Series Forty Four [Member] General Partner [Member]	Series Forty Four [Member]	Series Forty Five [Member] Limited Partner [Member]	Series Forty Five [Member] General Partner [Member]	Series Forty Five [Member]	Series Forty Six [Member] Limited Partner [Member]	Series Forty Six [Member] General Partner [Member]	Series Forty Six [Member]	Limited Partner [Member]	General Partner [Member]	Total
Partners' capital (deficit) at Mar. 31, 2010	$ (2,909,001)	$ (340,749)	$ (3,249,750)	$ (1,069,536)	$ (174,390)	$ (1,243,926)	$ (2,968,555)	$ (251,281)	$ (3,219,836)	$ (2,435,304)	$ (312,323)	$ (2,747,627)	$ (2,102,246)	$ (208,404)	$ (2,310,650)	$ (1,818,771)	$ (278,416)	$ (2,097,187)	$ (2,633,262)	$ (370,289)	$ (3,003,551)	$ (279,884)	$ (211,360)	$ (491,244)	$ (468,538)	$ (351,953)	$ (820,491)	$ (1,952,480)	$ (361,790)	$ (2,314,270)	$ (707,875)	$ (236,500)	$ (944,375)	$ (1,417,532)	$ (397,408)	$ (1,814,940)	$ (1,186,111)	$ (422,447)	$ (1,608,558)	$ (992,283)	$ (238,084)	$ (1,230,367)	$ (1,641,611)	$ (320,007)	$ (1,961,618)	$ 1,801,481	$ (266,677)	$ 1,534,804	$ 457,246	$ (175,849)	$ 281,397	$ 709,119	$ (210,578)	$ 498,541	$ 2,974,995	$ (190,439)	$ 2,784,556	$ 3,301,130	$ (165,081)	$ 3,136,049	$ 3,337,000	$ (193,508)	$ 3,143,492	$ 3,304,101	$ (218,311)	$ 3,085,790	$ 5,484,551	$ (187,973)	$ 5,296,578	$ 9,915,867	$ (224,609)	$ 9,691,258	$ 9,579,993	$ (143,080)	$ 9,436,913	$ 17,982,971	$ (175,588)	$ 17,807,383	$ 14,800,889	$ (115,893)	$ 14,684,996	$ 49,066,354	$ (6,742,987)	$ 42,323,367
Net income (loss)	774,418	7,822	782,240	(10,189)	(103)	(10,292)	535,824	5,412	541,236	604,287	6,104	610,391	(116,141)	(1,173)	(117,314)	435,676	4,401	440,077	1,129,361	11,408	1,140,769	(1,025,289)	(10,356)	(1,035,645)	(284,040)	(2,869)	(286,909)	(373,041)	(3,768)	(376,809)	(159,661)	(1,613)	(161,274)	(356,738)	(3,603)	(360,341)	(377,142)	(3,810)	(380,952)	(239,397)	(2,418)	(241,815)	(986,779)	(9,967)	(996,746)	(2,908,785)	(29,382)	(2,938,167)	(1,911,938)	(19,313)	(1,931,251)	(1,867,797)	(18,867)	(1,886,664)	(2,912,817)	(29,422)	(2,942,239)	(2,730,001)	(27,576)	(2,757,577)	(2,721,483)	(27,490)	(2,748,973)	(2,005,541)	(20,258)	(2,025,799)	(2,314,069)	(23,374)	(2,337,443)	(3,949,879)	(39,898)	(3,989,777)	(3,170,205)	(32,022)	(3,202,227)	(4,263,817)	(43,069)	(4,306,886)	(3,067,063)	(30,980)	(3,098,043)	(34,272,246)	(346,184)	(34,618,430)
Partners' capital (deficit) at Mar. 31, 2011	(2,134,583)	(332,927)	(2,467,510)	(1,079,725)	(174,493)	(1,254,218)	(2,432,731)	(245,869)	(2,678,600)	(1,831,017)	(306,219)	(2,137,236)	(2,218,387)	(209,577)	(2,427,964)	(1,383,095)	(274,015)	(1,657,110)	(1,503,901)	(358,881)	(1,862,782)	(1,305,173)	(221,716)	(1,526,889)	(752,578)	(354,822)	(1,107,400)	(2,325,521)	(365,558)	(2,691,079)	(867,536)	(238,113)	(1,105,649)	(1,774,270)	(401,011)	(2,175,281)	(1,563,253)	(426,257)	(1,989,510)	(1,231,680)	(240,502)	(1,472,182)	(2,628,390)	(329,974)	(2,958,364)	(1,107,304)	(296,059)	(1,403,363)	(1,454,692)	(195,162)	(1,649,854)	(1,158,678)	(229,445)	(1,388,123)	62,178	(219,861)	(157,683)	571,129	(192,657)	378,472	615,517	(220,998)	394,519	1,298,560	(238,569)	1,059,991	3,170,482	(211,347)	2,959,135	5,965,988	(264,507)	5,701,481	6,409,788	(175,102)	6,234,686	13,719,154	(218,657)	13,500,497	11,733,826	(146,873)	11,586,953	14,794,108	(7,089,171)	7,704,937
Net income (loss)	702,732	7,098	709,830	76,686	775	77,461	(197,458)	(1,995)	(199,453)	(174,625)	(1,764)	(176,389)	23,875	241	24,116	1,207,841	12,200	1,220,041	(146,794)	(1,483)	(148,277)	(270,547)	(2,733)	(273,280)	(263,732)	(2,664)	(266,396)	(296,058)	(2,990)	(299,048)	(185,445)	(1,873)	(187,318)	(387,978)	(3,919)	(391,897)	(338,244)	(3,417)	(341,661)	(91,885)	(928)	(92,813)	(364,063)	(3,677)	(367,740)	(316,928)	(3,201)	(320,129)	(189,870)	(1,918)	(191,788)	(206,906)	(2,090)	(208,996)	(1,065,398)	(10,762)	(1,076,160)	(1,378,538)	(13,925)	(1,392,463)	(2,387,647)	(24,118)	(2,411,765)	(2,377,442)	(24,015)	(2,401,457)	(2,345,293)	(23,690)	(2,368,983)	(3,083,656)	(31,148)	(3,114,804)	(3,345,421)	(33,792)	(3,379,213)	(5,680,406)	(57,378)	(5,737,784)	(3,097,275)	(31,286)	(3,128,561)	(26,180,475)	(264,452)	(26,444,927)
Partners' capital (deficit) at Mar. 31, 2012	$ (1,431,851)	$ (325,829)	$ (1,757,680)	$ (1,003,039)	$ (173,718)	$ (1,176,757)	$ (2,630,189)	$ (247,864)	$ (2,878,053)	$ (2,005,642)	$ (307,983)	$ (2,313,625)	$ (2,194,512)	$ (209,336)	$ (2,403,848)	$ (175,254)	$ (261,815)	$ (437,069)	$ (1,650,695)	$ (360,364)	$ (2,011,059)	$ (1,575,720)	$ (224,449)	$ (1,800,169)	$ (1,016,310)	$ (357,486)	$ (1,373,796)	$ (2,621,579)	$ (368,548)	$ (2,990,127)	$ (1,052,981)	$ (239,986)	$ (1,292,967)	$ (2,162,248)	$ (404,930)	$ (2,567,178)	$ (1,901,497)	$ (429,674)	$ (2,331,171)	$ (1,323,565)	$ (241,430)	$ (1,564,995)	$ (2,992,453)	$ (333,651)	$ (3,326,104)	$ (1,424,232)	$ (299,260)	$ (1,723,492)	$ (1,644,562)	$ (197,080)	$ (1,841,642)	$ (1,365,584)	$ (231,535)	$ (1,597,119)	$ (1,003,220)	$ (230,623)	$ (1,233,843)	$ (807,409)	$ (206,582)	$ (1,013,991)	$ (1,772,130)	$ (245,116)	$ (2,017,246)	$ (1,078,882)	$ (262,584)	$ (1,341,466)	$ 825,189	$ (235,037)	$ 590,152	$ 2,882,332	$ (295,655)	$ 2,586,677	$ 3,064,367	$ (208,894)	$ 2,855,473	$ 8,038,748	$ (276,035)	$ 7,762,713	$ 8,636,551	$ (178,159)	$ 8,458,392	$ (11,386,367)	$ (7,353,623)	$ (18,739,990)